Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38833
Entity Registrant Name	UP FINTECH HOLDING LIMITED
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Raffles Place
Entity Address, Address Line Two	#35-61 One Raffles Place
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	048616
Entity Voluntary Filers	No
Entity Central Index Key	0001756699
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1186
Auditor Name	KPMG Huazhen LLP
Auditor Location	Beijing, China
Auditor Opinion [Text Block]

Opinions on the Consolidated Financial Statements and Internal Control Over Financial Reporting

We have audited the accompanying consolidated balance sheets of UP Fintech Holding Limited and subsidiaries (the Company) as of December 31, 2023 and 2024, the related consolidated statements of comprehensive income (loss), changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2024, and the related notes (collectively, the consolidated financial statements). We also have audited the Company’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2024, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2024 based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission.

Business Contact
Document and Entity Information
Entity Address, Address Line One	1/F, 308 Des Voeux Road Central
Entity Address, City or Town	Sheung Wan
Entity Address, Country	HK
Entity Address, Postal Zip Code	NA
Country Region	852
City Area Code	852
Local Phone Number	27602579
Contact Personnel Name	John Fei Zeng
Class A ordinary shares
Document and Entity Information
Title of 12(b) Security	Class A Ordinary Shares, par valueUS$0.00001 per shar
Trading Symbol	TIGR
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	2,705,826,751
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares
Trading Symbol	TIGR
Security Exchange Name	NASDAQ
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	97,611,722